COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
SUMMARY OF FUTURE COMMITMENTS AMOUNTS ON AN UNDISCOUNTED FOR ALL THE PLANNED EXPENDITURES

		Future commitments
	Nature of commitments	Remaining of 2021	2022	2023 and beyond
Citarum Block PSC
Environmental study		23,217	-	-
Geological and geophysical (G&G) studies	(a)	$-	$150,000	$200,000
2D seismic	(a)	-	3,300,000	-
Drilling	(b)(c)	-	-	25,000,000
Total commitments -Citarum PSC		$23,217	$3,450,000	$25,200,000
Kruh Block KSO				-
Operating lease commitments	(d)	$327,214	$1,522,599	$13,324,526
Production facility		500,000	1,500,000	3,000,000
G&G studies	(a)	-	200,000	800,000
Sand fracturing		200,000	-	-
2D seismic	(a)	-	1,227,634	-
3D seismic	(a)	-	1,227,634	-
Drilling	(a)(c)	4,500,000	4,500,000	18,000,000
Re-opening (2 wells)	(a)	-	50,000	50,000
Total commitments -Kruh KSO		$5,527,214	$10,227,867	$35,174,526
Total Commitments		$5,550,431	$13,677,867	$60,374,526

Nature of commitments:

(a)	Both firm commitments and 5 years work program according to the economic model are included in the estimate. Firm capital commitments represent legally binding obligations with respect to the KSO for Kruh Block or the PSC for Citarum Block in which the contract specifies the minimum exploration or development work to be performed by the Company within the first three years of the contract. In certain cases where the Company executes contracts requiring commitments to a work scope, those commitments have been included to the extent that the amounts and timing of payments can be reliably estimated.

(b)	Include one exploration and two delineation wells.

(c)

Abandonment and site restoration are primarily upstream asset removal costs at the drilling completion of a field life related to or associated with site clearance, site restoration, and site remediation, based on Indonesian government rules.

(d)

Operating lease commitments are contracts that allow for the use of an asset but does not convey rights of ownership of the asset. An operating lease presents an off-balance sheet financing of assets, where a leased asset and associated liabilities of future rent payments are not included on the balance sheet of a company. An operating lease represents a rental agreement for an asset from a lessor under the terms. Most of the Company’s operating leases are related to the equipment and machinery used in oil production. All of the Company’s operating lease agreements with third parties can be cancelled or terminated at any time by the Company.